Finance and Other Income - Summary of Finance and Other Income (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Miscellaneous Other Comprehensive Income [Abstract]
Bank interest receivable	£ 10	£ 129	£ 27
Total Finance and other income	£ 10	£ 129	£ 27